LOANS AND BORROWINGS (Tables)	9 Months Ended
Sep. 30, 2017
LOANS AND BORROWINGS
Schedule of borrowings

	As of December 31, 2016	As of September 30, 2017
Short-term borrowings	239,777	314,052
Current portion of long-term borrowings	388,701	638,682

Sub-total	628,478	952,734

Long-term borrowings, excluding current portion	1,509,676	2,241,895

Total loans and borrowings	2,138,154	3,194,629

Schedule of short-term borrowings

	As of December 31, 2016	As of September 30, 2017
Unsecured short-term loans and borrowings	—	50,000
Secured short-term loans and borrowings	239,777	264,052

	239,777	314,052

Schedule of assets to secure the short-term borrowings
	As of December 31, 2016	As of September 30, 2017
Accounts receivable	19,914	12,998

Schedule of long-term borrowings

	As of December 31, 2016	As of September 30, 2017
Unsecured long-term loans and borrowings	—	7,500
Secured long-term loans and borrowings	1,898,377	2,873,077

	1,898,377	2,880,577

Schedule of assets to secure the long-term borrowings

	As of December 31, 2016	As of September 30, 2017
Accounts receivable	67,433	107,819
Property and equipment, net	512,566	524,653
Prepaid land use rights, net	20,735	20,146

	600,734	652,618

Schedule of aggregate maturities of the long-term borrowings
Long-term borrowings
Twelve-months ending September 30,
2018	638,682
2019	736,847
2020	516,839
2021	731,461
2022	250,469
Thereafter	6,279

2,880,577